Equity Capital Structure, Reverse Stock Split (Details)	May 28, 2021 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Feb. 11, 2019 shares	Dec. 21, 2018 shares	Sep. 22, 2017 $ / shares
Reverse Stock Split [Abstract]
Reverse stock split	0.1
Number of outstanding common shares (in shares) | shares	89,955,848	94,610,088	13,121,238	240,000	240,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001	$ 0.001			$ 0.001